EQUITY COMPENSATION PLAN - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)	9,700,000		7,800,000
Number of shares authorized, currently available (in shares)	2,400,000		500,000
Aggregate intrinsic value of stock options exercised	$ 25.5	$ 0.4	$ 2.1	$ 3.7
Total fair value of stock options	$ 8.3	$ 7.7	$ 24.9	$ 25.0
Granted (in shares)	0		1,615,000
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	4 years		4 years
Contractual term (in years)	10 years		10 years
Unrecognized stock-based compensation expense	$ 45.2		$ 51.8
Weighted-average period of recognition (in years)	2 years 3 months 18 days		2 years 6 months
Stock Option | Cliff Vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	1 year		1 year